Schedule of issued common shares (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Balances	$ (68,770,018)	$ (22,568,663)
Reverse take-over
Common stock issued through IPO	20,302,230
Pref erence shares	63,905
Conversion of shareholder loan into common shares	67,016,300
Stock-based compensation	9,055,564	39,674
Extinguishment of Debt	341,850
IPO direct costs	(5,421,312)
Net loss	(26,544,958)	(23,888,403)
Foreign currency Translation adjustment, net of tax	(4,047,936)	1,800,358
Balances	(8,004,374)	(44,617,035)
Common Stock [Member]
Balances	$ 65,280	$ 56,798
Balance, shares	25,000,044	43,335,475
Reverse take-over
Reverse take-over, shares
Common stock issued through IPO	$ 11,580
Common stock issued through IPO, shares	4,444,445
Pref erence shares	$ 63,905
Preference shares, shares	1
Conversion of shareholder loan into common shares	$ 38,776
Conversion of shareholder loan into common shares, shares	14,782,149
Stock-based compensation
Extinguishment of Debt
IPO direct costs
Net loss
Foreign currency Translation adjustment, net of tax
Balances	$ 179,541	$ 65,249
Balance, shares	44,226,639	50,000,085
Additional Paid-in Capital [Member]
Balances	$ 74,374,429	$ 73,108,399
Reverse take-over	(12,609,377)
Common stock issued through IPO	20,290,650
Pref erence shares
Conversion of shareholder loan into common shares	66,977,524
Stock-based compensation	9,055,564	39,674
Extinguishment of Debt	341,850
IPO direct costs	(5,421,312)
Net loss
Foreign currency Translation adjustment, net of tax
Balances	$ 153,009,329	$ 73,139,622